UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY              Novmeber 6, 2002
-----------------------       ----------------------      ---------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            79

Form 13F Information Table Value Total:      $115,782
                                          (thousands)

List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2   COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                   TITLE OF                VALUE       SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                     CLASS       CUSIP      (X$1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ACE LTD. ORD                       COMMON      G0070K103      761       25,700   X           Sole      NONE    15,800          9,900
ADVO INC.                          COMMON      007585102    1,950       61,426   X           Sole      NONE    26,625         34,801
AES CORP.                          COMMON      00130H105       31       12,263   X           Sole      NONE    12,000            263
AFLAC INC.                         COMMON      001055102   10,318      336,208   X           Sole      NONE   122,148        214,060
AMERADA HESS CORP.                 COMMON      023551104    1,534       22,600   X           Sole      NONE    12,200         10,400
AMERICAN EXPRESS CO.               COMMON      025816109      424       13,611   X           Sole      NONE    11,511          2,100
AMERICAN INTERNATIONAL GROUP INC.  COMMON      026874107    2,063       37,710   X           Sole      NONE    14,864         22,846
AMGEN                              COMMON      031162100    2,344       56,214   X           Sole      NONE    31,450         24,764
ANHEUSER BUSCH COS. INC.           COMMON      035229103    1,719       33,976   X           Sole      NONE    16,592         17,384
AOL TIME WARNER                    COMMON      00184A105    1,208      103,249   X           Sole      NONE    60,200         43,049
ARCH WIRELESS INC.                 COMMON      039392105     0.01       46,007   X           Sole      NONE    46,007              0
ARCHER DANIELS MIDLAND             COMMON      039483102    1,216       97,172   X           Sole      NONE    63,969         33,203
BJS WHSL CLUB INC.                 COMMON      05548J106    1,084       56,999   X           Sole      NONE    22,392         34,607
BP PLC SPONS ADR                   COMMON      055622104      278        6,975   X           Sole      NONE                    6,975
BANK ONE CORP.                     COMMON      06423A103    1,156       30,900   X           Sole      NONE    16,200         14,700
BAXTER INTERNATIONAL INC.          COMMON      071813109      402       13,168   X           Sole      NONE     7,800          5,368
CADBURY SCHWEPPES PLC              COMMON      127209302      389       14,597   X           Sole      NONE     8,374          6,223
CAMPBELL SOUP CO.                  COMMON      134429109      202        9,165   X           Sole      NONE     8,665            500
CARNIVAL CORP. CL A                COMMON      143658102      702       27,971   X           Sole      NONE    14,000         13,971
CHESAPEAKE ENERGY CORP.            COMMON      165167107    1,098      166,300   X           Sole      NONE    84,000         82,300
CHUBB CORP.                        COMMON      171232101    1,650       30,100   X           Sole      NONE    17,500         12,600
CHURCH & DWIGHT INC.               COMMON      171340102      451       13,590   X           Sole      NONE     1,700         11,890
CITIGROUP INC.                     COMMON      172967101    1,006       33,934   X           Sole      NONE    18,601         15,333
COPYTELE INC.                      COMMON      217721109        6       25,000   X           Sole      NONE    25,000              0
CORNING INC.                       COMMON      219350105      128       79,950   X           Sole      NONE    60,600         19,350
E I DUPONT DE NEMOURS CO           COMMON      263534109      235        6,524   X           Sole      NONE                    6,524
ECHOSTAR COMMUNICATIONS            COMMON      278762109    3,771      217,950   X           Sole      NONE   120,900         97,050
ENSCO INTERNATIONAL                COMMON      26874Q100      815       32,534   X           Sole      NONE    15,200         17,334
ERICSSON L M TEL CO. A             COMMON      294821400      402    1,115,616   X           Sole      NONE   414,000        701,616
EXXON MOBIL CORP.                  COMMON      30231G102   24,426      765,698   X           Sole      NONE   726,282         39,416
FEDERAL NAT MTG ASSN.              COMMON      313586109    1,987       33,375   X           Sole      NONE    13,800         19,575
FIRST HEALTH GROUP CO.             COMMON      320960107      948       34,954   X           Sole      NONE    10,000         24,954
GENERAL ELECTRIC CO.               COMMON      369604103    3,302      133,937   X           Sole      NONE    37,300         96,637
GENERAL MOTORS CORP. CL  H         COMMON      370442832      756       82,630   X           Sole      NONE    61,600         21,030
GRANT PRIDECO INC.                 COMMON      38821G101      398       46,600   X           Sole      NONE    26,200         20,400
HOME DEPOT INC.                    COMMON      437076102      318       12,200   X           Sole      NONE     7,500          4,700
INTEL CORP.                        COMMON      458140100      532       38,300   X           Sole      NONE    21,500         16,800
INTL BUSINESS MACHINES             COMMON      459200101    1,207       20,708   X           Sole      NONE    16,240          4,468
J.P. MORGAN CHASE & CO.            COMMON      46625H100      952       50,100   X           Sole      NONE    28,200         21,900
JOHNSON & JOHNSON                  COMMON      478160104      670       12,383   X           Sole      NONE     3,650          8,733
KING PHARMACEUTICALS               COMMON      495582108    1,150       63,300   X           Sole      NONE    34,200         29,100
LOCKHEED MARTIN CORP.              COMMON      539830109    8,039      124,306   X           Sole      NONE    57,500         66,806
LORAL SPACE & COMMUN               COMMON      G56462107        4       16,000   X           Sole      NONE    16,000              0
MARTIN MARIETTA MATERIALS          COMMON      573284106      489       15,000   X           Sole      NONE    13,000          2,000
MERCK & CO. INC.                   COMMON      589331107    3,465       75,812   X           Sole      NONE    33,400         42,412
MIDCAP SPDR TR UNIT S              COMMON      595635103      824       11,100   X           Sole      NONE     8,200          2,900
MOTOROLA INC.                      COMMON      620076109      602       59,165   X           Sole      NONE    21,600         37,565
NEWS CORP LTD. ADR                 COMMON      652487703      791       41,100   X           Sole      NONE    18,500         22,600
NEWSCORP LTD. SPON ADR             COMMON      652487802      242       14,590   X           Sole      NONE     2,500         12,090
ORACLE SYSTEMS CORP.               COMMON      68389X105      284       36,100   X           Sole      NONE    21,700         14,400
PEPSICO INC.                       COMMON      713448108      898       24,300   X           Sole      NONE    17,100          7,200
PFIZER INC.                        COMMON      717081103      800       27,563   X           Sole      NONE                   27,563
PHARMACIA CORP.                    COMMON      71713U102      789       20,300   X           Sole      NONE    14,500          5,800
PIONEER NATURAL RESOURCES COMPANY  COMMON      723787107      643       26,500   X           Sole      NONE    12,900         13,600
PITNEY BOWES INC.                  COMMON      724479100      333       10,933   X           Sole      NONE     9,000          1,933
PROCTER & GAMBLE CO.               COMMON      742718109      288        3,220   X           Sole      NONE     1,000          2,220
Q MED INC.                         COMMON      747914109      280       40,100   X           Sole      NONE    40,100              0
QWEST COMMUNICATIONS               COMMON      749121109       23       10,184   X           Sole      NONE     6,491          3,693
REDWOOD TR INC PFD CV              CONVERT     758075600      253        7,900   X           Sole      NONE     7,900              0
ROYAL DUTCH PETROLEUM NY           COMMON      780257804    2,566       63,889   X           Sole      NONE    18,300         45,589
SCHLUMBERGER LTD.                  COMMON      806857108    1,898       49,359   X           Sole      NONE    26,124         23,235
SCIENTIFIC ATLANTA INC.            COMMON      808655104      205       16,400   X           Sole      NONE    12,000          4,400
SPDR TR UNIT SER 1                 COMMON      78462F103      254        3,100   X           Sole      NONE     2,300            800
TARO PHARMACEUTICALS INC.          COMMON      M8737E108    2,278       67,498   X           Sole      NONE    42,498         25,000
TELEFONICA S A ADR                 COMMON      879382208      419       18,750   X           Sole      NONE    10,324          8,426
TEXAS INSTRUMENTS INC.             COMMON      882508104      331       22,400   X           Sole      NONE    18,400          4,000
3M COMPANY                         COMMON      88579Y101      226        2,052   X           Sole      NONE                    2,052
TOOTSIE ROLL INDS. INC.            COMMON      890516107      624       20,997   X           Sole      NONE     7,826         13,171
TYCO INTERNATIONAL LTD.            COMMON      902124106      282       19,968   X           Sole      NONE     8,680         11,288
UNILEVER N V                       COMMON      904784709    5,519       92,828   X           Sole      NONE    34,240         58,588
UNION PACIFIC CORP.                COMMON      907818108      228        3,948   X           Sole      NONE     3,664            284
UST INC.                           COMMON      902911106      697       24,690   X           Sole      NONE    11,300         13,390
VASOGEN INC.                       COMMON      92232F103       77       40,500   X           Sole      NONE    40,500              0
VERIZON COMMUNICATION              COMMON      92343V104      267        9,742   X           Sole      NONE     2,147          7,595
VODAFONE GROUP PLC                 COMMON      92857W100      645       50,255   X           Sole      NONE    24,265         25,990
WACHOVIA CORP.                     COMMON      929903102    4,293      131,338   X           Sole      NONE    62,400         68,938
WACHOVIA CORP.                     PREFERRED   929903201       15       87,600   X           Sole      NONE    42,100         45,500
WALT DISNEY CO.                    COMMON      254687106    1,477       97,533   X           Sole      NONE    44,753         52,780
WYETH                              COMMON      983024100      446       14,020   X           Sole      NONE     5,400          8,620










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